Shareholders' Equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 17,059,413	R$ 16,009,749	R$ 16,189,250
Comprehensive (loss) income	(208,756)	151,065	140,751
Ending balance	17,969,356	17,059,413	16,009,749
Accumulated foreign currency translation effects [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(372,343)	(322,258)
Comprehensive (loss) income	(161,574)	(50,085)
Ending balance	(533,917)	(372,343)	(322,258)
Accumulated (loss) gain on cash flow hedge in joint ventures and subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	14,610	(190,001)
Comprehensive (loss) income	6,883	204,611
Ending balance	21,493	14,610	(190,001)
Accumulated actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(44,937)	(29,017)
Comprehensive (loss) income	(54,309)	(15,920)
Ending balance	(99,246)	(44,937)	(29,017)
Accumulated other comprehensive income loss financial instruments with subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	6,000
Comprehensive (loss) income		9,000
Ending balance	15,000	15,000	6,000
Accumulated other comprehensive loss changes in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	841	(2,618)
Comprehensive (loss) income	244	3,459
Ending balance	1,085	841	(2,618)
Accumulated other comprehensive income including noncontrolling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(386,829)	(537,894)
Comprehensive (loss) income	(208,756)	151,065
Ending balance	(595,585)	(386,829)	(537,894)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(394,212)	(480,454)	(478,207)
Comprehensive (loss) income	(192,961)	86,242
Ending balance	(587,173)	(394,212)	(480,454)
AOCI attributable to noncontrolling interest [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	7,383	(57,440)
Comprehensive (loss) income	(15,795)	64,823
Ending balance	R$ (8,412)	R$ 7,383	R$ (57,440)